SHARE-BASED COMPENSATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted average grant date fair value of the share options | $ / shares		$ 16.19		$ 28.70		$ 29.02
Total unrecognized compensation expense related to non-vested share options	¥ 40,677,525	$ 40,677,525
weighted average period	2 years 9 months 3 days
Compensation expense	¥ 15,911,144		¥ 186,903,431
IPO
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	139,374,113				¥ 0
Mr. Baoli Ma, founder, Chairman and Chief Executive Officer
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	68,166,664
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	2,140,523		11,698,603
Selling and marketing expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	7,678,679		16,922,885
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	830,710		141,544,319
General and administrative expenses | Non-employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	31,082,306
Technology and product development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	¥ 5,261,232		¥ 16,737,624